Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
9.	INCOME TAXES

For the year ended December 31, 2019 and 2018, loss before income tax provision consisted of the following:

	December 31, 2019	December 31, 2018

Domestic operations - Canada	$(5,027,596)	$(2,744,792)
Foreign operaions - United States	(91,550)	-
Total loss before taxes	$(5,119,146)	$(2,744,792)

Income tax expense (benefit) consists of the following for the years ended December 31, 2019 and December 31, 2018:

	December 31, 2019	December 31, 2018

Loss before taxes	$(5,119,146)	$(2,744,792)
Statutory tax rate	27.00%	27.00%
Income taxes at the statutory rate	$(1,382,170)	$(741,094)
Stock-based compensation	108,505	56,247
Share issue costs	(223,439)	(12,371)
Write-down of shares issued in R&D expense	-	132,843
Others	(58,416)	27,847
Total	$(1,555,520)	$(536,528)

Valuation Allowance	$1,555,520	$536,528
Total income tax expense (benefit)	-	-

The reconciliations of the statutory tax rate to the effective income tax rate for the years ended December 31, 2019 and December 31, 2018 is as follows:

	December 31, 2019	December 31, 2018
Tax provision at statutory rates	27%	27%
Stock based compensation	(2)%	(2)%
Share issue costs	4%	1%
Write-down of shares issued in R&D expense	0%	(5)%
Others	1%	(1)%
Valuation allowance	(30)%	(20)%
Effective income tax rate	-	-

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not that we will not realize those tax assets through future operations. Significant components of the Company’s deferred taxes are as follows:

	December 31, 2019	December 31, 2018
Deferred tax assets:
Unused tax losses carry forward - Canada and United States	$1,903,392	$527,169
Share issue costs - Canada	186,874	9,793
Property and equipment - Canada	1,782	(434)
Total deferred tax assets	$2,092,048	$536,528
Deferred tax asset not recognized	-	-
	-	-
Net deferred tax assets	2,092,048	536,528

Deferred tax liability:	-	-

Total deferred tax liability	-	-

Valuation Allowance	$(2,092,048)	$(536,528)
Net deferred tax assets (liabilities)	$-	$-

The Company has Non-Capital Losses of $6.8 million as of December 31, 2019 and $2 million as of December 31, 2018, which are due to expire between 2038 and 2039 and which can be used to offset future taxable income in Canada. For foreign operations in United States, aggregate net operating losses are $91,550 as of December 31, 2019 (2018 - $nil) which can be carried forward indefinitely. Non-Capital Losses in Canada can be carried forward after change of ownership, if the particular business which gave rise to the loss is carried on by the company for profit or with a reasonable expectation of profit. Certain accumulated net operating losses in United States are subject to an annual limitation from equity shifts, which constitute a change of ownership as defined under Internal Revenue Code (“IRC”) Section 382. These rules will limit the utilization of the losses.